Investment in joint venture (Details) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019 RUB (₽) item	Sep. 30, 2018 RUB (₽)	Sep. 30, 2019 RUB (₽) item	Sep. 30, 2018 RUB (₽)	Dec. 31, 2018 RUB (₽)
Disclosure of joint venture
Number of joint ventures | item	1		1
Statement of financial position
Non-current assets	₽ 18,135		₽ 18,135		₽ 14,562
including cash and cash equivalents	35,789		35,789		40,966
Carrying amount of investment in joint venture company	820		820		836
Revenue and net income
Revenue	10,142	₽ 7,943	28,646	₽ 21,329
Cost of revenues	(4,989)	(3,881)	(14,196)	(10,396)
Other income and expenses, net	(47)	(2)	8	(72)
including depreciation and amortization	(389)	(221)	(1,079)	(623)
Net profit	₽ 1,188	853	₽ 4,199	2,731
Flocktory Ltd (Cyprus)
Disclosure of joint venture
Number of parties exercising control | item	3		3
Statement of financial position
Non-current assets	₽ 577		₽ 577		598
Current assets	236		236		191
including cash and cash equivalents	178		178		144
Non-current financial liabilities	(30)		(30)
Current liabilities	(50)		(50)		(20)
including financial liabilities	(42)		(42)		(18)
Net assets	733		733		769
Group's share of net assets	601		601		631
Goodwill	219		219		205
Carrying amount of investment in joint venture company	820		820		₽ 836
Revenue and net income
Revenue	104	80	303	228
Cost of revenues	(54)	(32)	(158)	(100)
Other income and expenses, net	(65)	(48)	(183)	(151)
including depreciation and amortization	(23)	₽ (20)	(69)	(59)
Net profit	(15)		(38)	(23)
Group's share of total net loss	₽ (12)		₽ (31)	₽ (19)